Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 6 months	5 years 9 months 18 days
Gross Carrying Amount		¥ 8,033,890,000			¥ 12,864,416,000
Accumulated amortization		(2,613,198,000)			(4,253,410,000)
Impairment Amount	¥ (156,709,000)	(156,709,000)
Net Carrying Amount		5,263,983,000		$ 1,217,672	8,454,297,000
Amortization expenses	1,640,212,000	1,465,625,000	¥ 1,116,217,000
Intangible assets impairment charge recorded	¥ 0	¥ 156,709,000	¥ 0
Amortization expenses related to the intangible assets for future periods
2017					1,802,806,000
2018					1,801,128,000
2019					880,089,000
2020					578,726,000
2021					573,544,000
2022 and thereafter					2,818,004,000
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years
Gross Carrying Amount		¥ 6,075,289,000			6,075,289,000
Accumulated amortization		(2,130,512,000)			(3,348,899,000)
Net Carrying Amount		¥ 3,944,777,000			2,726,390,000
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount		¥ 1,447,189,000			2,467,005,000
Accumulated amortization		(327,622,000)			(576,654,000)
Net Carrying Amount		¥ 1,119,567,000			1,890,351,000
Technology
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years 8 months 12 days	4 years 10 months 24 days
Gross Carrying Amount		¥ 110,900,000			682,685,000
Accumulated amortization		(40,715,000)			(85,168,000)
Impairment Amount	¥ (69,922,000)	(69,922,000)
Net Carrying Amount		¥ 263,000			527,595,000
Advertising customer relationship
Intangible assets, net
Weighted-Average Amortization Period (in years)	7 years 8 months 12 days	7 years
Gross Carrying Amount		¥ 80,400,000			131,296,000
Accumulated amortization		(20,737,000)			(24,565,000)
Impairment Amount	¥ (59,663,000)	¥ (59,663,000)
Net Carrying Amount					47,068,000
Domain names and trademark
Intangible assets, net
Weighted-Average Amortization Period (in years)	19 years 6 months	10 years
Gross Carrying Amount		¥ 85,632,000			3,236,980,000
Accumulated amortization		(22,893,000)			(117,181,000)
Impairment Amount	¥ (27,124,000)	(27,124,000)
Net Carrying Amount		¥ 35,615,000			3,092,675,000
Logistic workforce
Intangible assets, net
Weighted-Average Amortization Period (in years)	3 years	3 years
Gross Carrying Amount		¥ 13,900,000			13,900,000
Accumulated amortization		(8,378,000)			(13,024,000)
Net Carrying Amount		¥ 5,522,000			876,000
Online payment and other licenses
Intangible assets, net
Weighted-Average Amortization Period (in years)	12 years 8 months 12 days	14 years 3 months 18 days
Gross Carrying Amount		¥ 200,924,000			236,898,000
Accumulated amortization		(45,981,000)			(67,597,000)
Net Carrying Amount		¥ 154,943,000			169,301,000
Copyrights
Intangible assets, net
Weighted-Average Amortization Period (in years)	2 years 4 months 24 days	2 years 4 months 24 days
Gross Carrying Amount		¥ 19,656,000			20,363,000
Accumulated amortization		(16,360,000)			(20,322,000)
Net Carrying Amount		¥ 3,296,000			¥ 41,000